Acquisition (Tables) (Bluemile, Inc.)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Bluemile, Inc.
Acquisitions
Schedule of preliminary purchase price consideration	The preliminary purchase price consideration is as follows (in millions):

Cash	$15.4
Contingent consideration	4.6

Total purchase price	$20.0

The preliminary purchase price consideration is as follows (in millions):

Cash	$15.4
Contingent consideration	4.6

Total purchase price	$20.0

Summary of the purchase price and fair value of assets acquired and liabilities assumed

The Company is still in process of finalizing the valuation of certain intangible assets and deferred income taxes (in millions):

Working capital acquired	$0.5
Plant, property and equipment	10.8
Goodwill	4.5
Intangible assets subject to amortization	5.0
Unearned service revenue	(0.8)

Fair value of assets acquired, net of liabilities assumed	$20.0

The Company is still in process of finalizing the valuation of certain intangible assets and deferred income taxes (in millions):

Working capital acquired	$0.5
Plant, property and equipment	10.8
Goodwill	4.5
Intangible assets subject to amortization	5.0
Unearned service revenue	(0.8)

Fair value of assets acquired, net of liabilities assumed	$20.0